Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

		Group
	2020	2019
	£m	£m
Debt securities	8,929	9,691
Loans and advances to customers	21	56
	8,950	9,747